Prepayment, Deposits and Other Receivables, Net - Schedule of Prepayment, Deposits and Other Receivables, Net (Details)		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables, Net [Abstract]
Prepayments	[1]	$ 164,537	$ 21,140	$ 153,818
Other deposits	[2]	4,540,054	583,306	872,428
Rental deposits		515,243	66,199	516,293
Remuneration receivables from the customers to customers’ employees		1,084,237	139,303	432,116
Total Prepayment, deposits and other receivables, net		$ 6,304,071	$ 809,948	$ 1,974,655

[1]	It includes the expenses paid in advance to service providers.
[2]	It is refundable deposits to in-country partners upon the termination of services.